Accruals and other payables (Tables)	12 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Schedule of Accruals and Other Payables

Accruals and other payables consisted of the following:

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
Accrued salary	54,228	56,000	70,784
Accrued employee benefits	46,994	67,144	84,870
Accrued professional fees	56,059	33,410	42,230
Accrued interest	12,382	4,302	5,438
Accrued rental	-	31,425	39,721
VAT payable	295,860	405,406	512,433
Other tax payable	33,330	2,506	3,168
Deposit received from customers	46,200	-	-
Tenancy deposit received	12,134	11,097	14,027
Other payables	61,272	31,751	40,133
Total	618,459	643,041	812,804